Great Lakes Small Cap Opportunity Fund
Great Lakes Small Cap Opportunity Fund
Investment Objective:
The Fund seeks to provide total return that exceeds the total return of the Russell 2000 Index over long-term market cycles.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Fund shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 ~~of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Great Lakes Small Cap Opportunity Fund	Great Lakes Small Cap Opportunity Fund Class A	Great Lakes Small Cap Opportunity Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Great Lakes Small Cap Opportunity Fund		Great Lakes Small Cap Opportunity Fund Class A	Great Lakes Small Cap Opportunity Fund Class I
Management Fees		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.45%	0.45%
Total Annual Fund Operating Expenses		1.30%	1.05%
Fee Waiver	[1]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.24%	0.99%
[1]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2013. to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.24% and 0.99% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or reimbursed. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Great Lakes Small Cap Opportunity Fund (USD $)	1 Year	3 Years	5 years	10 years
Great Lakes Small Cap Opportunity Fund Class A	620	886	1,172	1,984
Great Lakes Small Cap Opportunity Fund Class I	101	328	574	1,277

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover was ~~126 % of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund invests, under normal market conditions, at least 80% of its assets in the common stock of small-capitalization companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund defines small-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 2000 Index (as of ~~March 31, 2012, ranging from $27.31 million to $3.85 billion, with an average of $767.69 million). The Russell 2000 Index is an unmanaged index of the 2000 stocks ranked smaller in market capitalization than the largest 1000 stocks of the U.S. market.~~

~~Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000, as a result of the investment process discussed below, Great Lakes Advisors, LLC (the “Adviser”) anticipates that generally the Fund’s capitalization weightings will be similar to those of the Russell 2000 Index. The Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may also invest in foreign-domiciled companies whose shares trade on a U.S. and/or Canadian stock exchange.~~

~~The Fund follows a “core” strategy in that it does intend not to exhibit a pronounced style bias towards either “growth” or “value.”  The Adviser’s proprietary investment process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time.~~

~~The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis, which, in the small cap universe, the Adviser believes can add value due to the lack of an efficient market.  Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.~~

~~The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company’s ability to generate attractive returns on capital.  Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholder in the form of dividends, debt repayment, or share buybacks.  The Adviser considers measures such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s future cash flows.~~

~~In addition to investing in common stocks, the Fund may invest in exchange traded funds (“ETF’s”) in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to companies within the Fund’s benchmark index.~~

~~The Adviser determines the size of each position (i.e., stocks owned by the Fund) by analyzing the tradeoffs among a number of factors, including the attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.~~

~~Holdings are generally sold as they reach the Adviser’s valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects.  For example, situations can change due to management miss-steps or changes in the macro-economic environment.~~

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

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Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Adviser's proprietary investment process.  The Adviser's assessment of the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's investment strategy will produce the desired results.

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Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

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Company Risk: Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time.  The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company.  While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

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Small Company Risk: Companies with smaller market capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

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Risks Associated with Investing in ETFs: ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund's direct fees and expenses. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting the Fund's performance.

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Foreign Investing:  The Fund may invest in foreign-domiciled companies whose regular shares trade on U.S. and Canadian stock exchanges.  While such firms must meet certain disclosure requirements, investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, expropriation, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

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Portfolio Turnover Risk: The Fund’s trading activity could increase its transaction costs (thereby lowering performance) and increase the amount of taxes that a shareholder may pay.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A shares, which are not presented, will vary from the returns for Class I shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-942-8434 ~~.~~

Class I Annual Total Return For Calendar Years Ended December 31

The Fund’s Class I shares year-to-date return as of March 31 , 2012 was 14.60%.

Best Quarter:	2nd Quarter 2009	28.42%
Worst Quarter:	3rd Quarter 2011	(22.77)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Great Lakes Small Cap Opportunity Fund	1 Year	Since Inception	Inception Date
Great Lakes Small Cap Opportunity Fund Class I	(0.35%)	22.42%	Dec. 05, 2008
Great Lakes Small Cap Opportunity Fund Class I After Taxes on Distributions	(4.91%)	19.36%
Great Lakes Small Cap Opportunity Fund Class I After Taxes on Distributions and Sale of Fund Shares	1.10%	18.07%
Great Lakes Small Cap Opportunity Fund Class A	(5.63%)	20.02%	Dec. 05, 2008
Russell 2000Ò Index	(4.18%)	18.35%

The Russell 2000® Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns for Class A shares will vary from the after-tax returns for Class I shares.